SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of accounts receivable and allowance for credit losses

	Year Ended December 31,
	2025	2024
Accounts receivable, current	$3,282,830	$1,560,379
Accounts receivable	—	—
Total accounts receivable	$3,282,830	$1,560,379

Less: allowance for credit losses	$(1,148,642)	$—
Total accounts receivable, net	2,134,188	1,560,379

Allowance for expected credit losses
Balance as of January 1, 2024	$—
Period change for current expected credit losses	—
Balance as of December 31, 2024	—
Period change for current expected credit losses	1,275,939
Utilization of Expected credit loss	(127,297)
Balance as of December 31, 2025	$1,148,642

Schedule of Inventories

	December 31,	December 31,
	2025	2024
Finished Goods	$117,972	$386,564
Total	$117,972	$386,564

Schedule of property, plant and equipment, useful life

Estimated
Classification	Useful Life
Furniture and fixtures	3-5 years
Machinery and equipment	3-10 years
Vehicles	3-6 years
Property improvements	5 years
Buildings	15 years

Schedule of intangible assets, useful life

Estimated
Classification	Useful Life
Customer Relationships	8 - 15 years
Trade Names	3 - 10 years
Noncompetition Agreements	5 years
Acquired Technology	5 - 10 years
Intellectual Property	5 - 15 years
Internally Developed Software	3-5 years

Schedule of contract assets and liability activity

Contract Assets

Balance as of Jan 1, 2025	$206,750
Recognition of cost on contracts where performance obligations completed during the period	(206,750)
Deferral of costs on contracts where performance obligations were not complete	167,126
Balance as of March 31, 2025	167,126
Recognition of cost on contracts where performance obligations completed during the period	(159,378)
Deferral of costs on contracts where performance obligations were not complete	103,404
Balance as of June 30, 2025	$111,152

Balance as of Jan 1, 2026	303,910
Recognition of cost on contracts where performance obligations completed during the period	(287,375)
Deferral of costs on contracts where performance obligations were not complete	128,806
Balance as of March 31, 2026	145,341
Recognition of cost on contracts where performance obligations completed during the period	(71,163)
Deferral of costs on contracts where performance obligations were not complete	267,310
Balance as of June 30, 2026	$341,488

Contract Liabilities

Balance as of Jan 1, 2025	$560,107
Recognition of revenue recorded as contract liability as of Jan 1, 2025	(389,390)
Customer Advance Payments	766,115
Balance as of March 31, 2025	936,832
Recognition of revenue recorded as contract liability as of Apr 1, 2025	(568,017)
Customer Advance Payments	1,767,618
Balance as of June 30, 2025	$2,136,433

Balance as of Jan 1, 2026	705,563
Recognition of revenue recorded as contract liability as of Jan 1, 2026	(455,175)
Customer Advance Payments	1,327,257
Balance as of March 31, 2026	1,577,645
Recognition of revenue recorded as contract liability as of April 1, 2026	(1,330,230)
Customer Advance Payments	514,433
Balance as of June 30, 2026	$761,848

The following table summarizes the contract asset activity for the years ended December 31, 2025 and 2024:

Balance as of January 1, 2024	$343,646
Deferral of costs on contracts where performance obligations were not complete	(343,646)
Balance as of December 31, 2024	206,750
Recognition of costs on contracts where performance obligations completed during the period	(206,750)
Deferral of costs on contracts where performance obligations were not complete	303,910
Balance as of December 31, 2025	$303,910

The following table summarizes the contract liability activity for the years ended December 31, 2025 and 2024:

Balance as of January 1, 2024	$1,077,511
Recognition of revenue recorded as a contract liability as of January 1, 2024	(1,032,605)
Customer advance payments	515,201
Balance as of December 31, 2024	560,107
Recognition of revenue recorded as a contract liability as of December 31, 2024	(357,086)
Adjustments for the cancelled contract	(175,312)
Customer advance payments	677,854
Balance as of December 31, 2025	$705,563

Schedule of outstanding shares of common stock equivalents

Options	14,810
Warrants	408,359
Convertible notes payable that convert into common stock	727,043
Total	1,150,212

Options	$14,810
Warrants	408,359
Convertible notes payable that convert into common stock	316,398
Total	739,567